UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scion Capital, LLC
Address: 20400 Stevens Creek Blvd, Suite 840
         Cupertino, CA  95014

13F File Number:  28-11229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael J. Burry
Title:     Managing Member
Phone:     408-441-8400

Signature, Place, and Date of Signing:

       /s/  Michael J. Burry     Cupertino, CA     April 16, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $87,228 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BJ SVCS CO                     COM              055482103    13950   500000 SH       SOLE                   500000        0        0
CATALYTICA ENERGY SYS INC      COM              148884109      680   472281 SH       SOLE                   472281        0        0
NEXEN INC                      COM              65334H102     9373   152900 SH       SOLE                   152900        0        0
NYSE GROUP INC                 COM              62949W103    14063   150000 SH       SOLE                   150000        0        0
OVERSTOCK COM INC DEL          COM              690370101    11514   693602 SH       SOLE                   693602        0        0
QUIKSILVER INC                 COM              74838C106     7788   671400 SH       SOLE                   671400        0        0
TYCO INTL LTD NEW              COM              902124106    15775   500000 SH       SOLE                   500000        0        0
WAL MART STORES INC            COM              931142103    14085   300000 SH       SOLE                   300000        0        0